Accounts receivable - Age Analysis of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 222	$ 211
Accounts receivable – unbilled	201	175
Other receivables	5	28
Total	428	414
Less than 30 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	154	162
30-60 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	44	39
61-90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	12	3
More than 90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 12	$ 7